Segment Information (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Depreciation and amortisation	¥ (1,834,129)	¥ (1,882,260)	¥ (2,044,961)
Impairment loss	(118,245)	(254,172)	(50,757)
Inventory (write down)/reversal	(60,461)	(76,268)	(44,868)
Synthetic fibres [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(79,658)	(137,153)	(159,472)
Impairment loss	(49,107)	(185,096)	0
Inventory (write down)/reversal	(38,287)	(38,750)	(4,768)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(163,618)	(120,641)	(122,558)
Impairment loss	(9)	0	0
Inventory (write down)/reversal	(5,177)	1,575	(339)
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(538,435)	(525,698)	(552,833)
Impairment loss	(50,210)	(14,351)	(50,001)
Inventory (write down)/reversal	(4,487)	(642)	(429)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(922,670)	(886,784)	(979,911)
Impairment loss	(44)	(53,155)	0
Inventory (write down)/reversal	(12,399)	0	(3,168)
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(171)	(176)	(175)
Impairment loss	0	0	0
Inventory (write down)/reversal	0	0	(13,150)
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(129,577)	(211,808)	(230,012)
Impairment loss	(18,875)	(1,570)	(756)
Inventory (write down)/reversal	¥ (111)	¥ (38,451)	¥ (23,014)